Leases - Schedule of sale leaseback payments due (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of finance lease and operating lease by lessee [line items]
Borrowings	$ 930,713	$ 1,696,280	$ 1,712,180
Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Borrowings	295,648	157,647	236,493
Between 1 and 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Borrowings	604,656	1,317,288	$ 1,373,194
Sale and leaseback agreement
Disclosure of finance lease and operating lease by lessee [line items]
Borrowings	30,495	27,125
Sale and leaseback agreement | Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Borrowings	30,495	25,955
Sale and leaseback agreement | Between 1 and 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Borrowings	$ 0	$ 1,170